BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 24, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Share exchanges | $		$ 0	$ 0
Remeasurement of exchangeable and class B shares of BRHC
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Class A.2 exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownersip cap limits exchange by owing, percentage	9.50%
BEPC Exchangeable Shares
Disclosure of classes of share capital [line items]
Exchangeable units issued (in dollars per share) | $ / shares		$ 23.09
Units outstanding (in dollars per share) | $ / shares		26.97
Class A.2 exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Exchangeable units issued (in dollars per share) | $ / shares		23.09
Ownership cap issued (in dollars per share) | $ / shares		28.48
Ownership cap remeasured (in dollars per share) | $ / shares		$ 38.34
Share exchanges (in shares)		0	0
Ownership, number of shares (in shares)		34,719,683
BRHC Class C Shares
Disclosure of classes of share capital [line items]
Exchangeable units issued (in dollars per share) | $ / shares		$ 23.09
Exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Share exchanges (in shares)		(36,058)	(10,675)	(8,465)
Share exchanges | $		$ 1	$ 1	$ 1
Dividends declared | $		269	256	241
Dividends paid | $		$ 270	$ 256	241
BRHC class C shares outstanding (units)
Disclosure of classes of share capital [line items]
Share exchanges (in shares)		0	0
Dividends declared | $		$ 282	$ 293	0
Dividends paid | $		$ 282	$ 293	$ 0
BRHC class B shares outstanding (units)
Disclosure of classes of share capital [line items]
Share exchanges (in shares)		0	0
Share issuance (in shares)	43,661
Share issuance | $	$ 1
BEPC Exchangeable Units
Disclosure of classes of share capital [line items]
Ownership, number of shares (in shares)		10,094,152
BEPC Exchangeable Units | Brookfield Corporation And Affiliates
Disclosure of classes of share capital [line items]
Ownership percentage		25.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Maximum units for normal course issuer bid (in shares)		7,244,255
Percentage of units for normal course issuer bid		5.00%
TerraForm Power | Exchangeable and Class B Shares
Disclosure of classes of share capital [line items]
Units issued (in dollars per share) | $ / shares		$ 28.28